UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

 1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

1-800-846-7526

Date of fiscal year end:

12/31

Date of reporting period:  9/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Schedule of Investments
Timothy Plan Conservative Growth Variable Fund
As of September 30, 2013 (Unaudited)

Shares		Fair Value

	MUTUAL FUNDS (A) - 96.2%
91,995	Timothy Plan Aggressive Growth Fund*	$ 827,959
492,268	Timothy Plan Defensive Strategies Fund	5,474,019
104,190	Timothy Plan Emerging Markets Fund*	1,096,079
1,028,208	Timothy Plan Fixed Income Fund	10,713,930
331,052	Timothy Plan High Yield Bond Fund	3,108,577
211,052	Timothy Plan International Fund	1,825,595
118,538	Timothy Plan Israel Common Values Fund*	1,503,064
447,256	Timothy Plan Large/Mid Cap Growth Fund	3,739,056
256,064	Timothy Plan Large/Mid Cap Value Fund	4,642,446
96,401	Timothy Plan Small Cap Value Fund	1,955,972

	TOTAL MUTUAL FUNDS (Cost $31,294,910)	34,886,697

	MONEY MARKET FUND - 3.9%
1,420,893	Fidelity Institutional Money Market Portfolio - Institutional Class,
	0.01% (Cost $1,420,893)(B)	1,420,893

	TOTAL INVESTMENTS (Cost $32,715,803)(C) - 100.1%	$ 36,307,590
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(39,053)
	TOTAL NET ASSETS - 100.00%	$ 36,268,537

* Non-income producing securities
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at September 30, 2013.

(C) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $31,613,058 and differs  from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 5,236,805
	Unrealized depreciation:	(542,273)
	Net unrealized appreciation	$ 4,694,532

Timothy Plan Conservative Growth Variable Fund
PORTFOLIO OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 34,886,697	$ -	$ -	$ 34,886,697
Money Market Funds	1,420,893	-	-	1,420,893
Total	$ 36,307,590	$ -	$ -	$ 36,307,590

There were no significant transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Schedule of Investments
Timothy Plan Strategic Growth Variable Fund
As of September 30, 2013 (Unaudited)

Shares		Fair Value

	MUTUAL FUNDS (A) - 94.1%
156,672	Timothy Plan Aggressive Growth Fund*	$ 1,410,045
317,176	Timothy Plan Defensive Strategies Fund	3,526,992
138,871	Timothy Plan Emerging Markets Fund*	1,460,922
330,985	Timothy Plan High Yield Bond Fund	3,107,953
429,057	Timothy Plan International Fund	3,711,342
98,789	Timothy Plan Israel Common Values Fund*	1,252,644
436,263	Timothy Plan Large/Mid Cap Growth Fund	3,647,160
194,111	Timothy Plan Large/Mid Cap Value Fund	3,519,241
76,487	Timothy Plan Small Cap Value Fund	1,551,925

	TOTAL MUTUAL FUNDS (Cost $20,115,814)	23,188,224

	MONEY MARKET FUND - 6.1%
1,503,086	Fidelity Institutional Money Market Portfolio - Institutional Class,
	0.01% (Cost $1,503,086) (B)	1,503,086

	TOTAL INVESTMENTS (Cost $21,618,900)(C) - 100.2%	$ 24,691,310
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(36,007)
	TOTAL NET ASSETS - 100.00%	$ 24,655,303

* Non-income producing securities
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at September 30, 2013.

(C) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $20,957,668 and differs  from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 3,992,378
	Unrealized depreciation:	(258,736)
	Net unrealized appreciation:	$ 3,733,642

Timothy Plan Strategic Growth Variable Fund
PORTFOLIO OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 23,188,224	$ -	$ -	$ 23,188,224
Money Market Funds	1,503,086	-	-	1,503,086
Total	$ 24,691,310	$ -	$ -	$ 24,691,310

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Timothy Plan Funds

By

*/s/ Arthur D. Ally

       Arthur D. Ally, President / Principle Executive Officer

Date

11/21/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Arthur D. Ally

       Arthur D. Ally, President / Principle Executive Officer

Date

11/21/13